The Company	12 Months Ended
Dec. 31, 2015
The Company
The Company

Note 1—The Company

        ABB Ltd and its subsidiaries (collectively, the Company) together form a leading global technology company in power and automation that enables utility, industry, and transport & infrastructure customers to improve their performance while lowering environmental impact. The Company works with customers to engineer and install networks, facilities and plants with particular emphasis on enhancing efficiency, reliability and productivity for customers who generate, convert, transmit, distribute and consume energy.